INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2021
INCOME TAX EXPENSE [Abstract]
Income Tax Expense	Income tax expense comprises:
	For the Six Months ended June 30,
	2020	2021
	$_	$_

Income tax	45,477	120,369
Deferred tax	(16,515)	(17,512)
Withholding tax expense	22,096	23,359

	51,058	126,216